COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS	6 Months Ended
Jun. 30, 2013
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

9.          COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in AOCI attributable to Enbridge common shareholders for the six months ended June 30, 2013 and 2012 are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	609	(86)	357	6	-	886
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	53	-	-	-	-	53
Commodity contracts[2]	(1)	-	-	-	-	(1)
Foreign exchange contracts[3]	(3)	-	-	-	-	(3)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	23	23
	658	(86)	357	6	23	958
Tax impact
Income tax on amounts retained in AOCI	(160)	12	-	-	-	(148)
Income tax on amounts reclassified to earnings	(10)	-	-	-	(6)	(16)
	(170)	12	-	-	(6)	(164)
Balance at June 30, 2013	(133)	400	(908)	(20)	(307)	(968)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2012	(476)	461	(1,167)	(28)	(286)	(1,496)
Other comprehensive income/(loss) retained in AOCI	(136)	(21)	29	4	-	(124)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	14	-	-	-	-	14
Commodity contracts[2]	(14)	-	-	-	-	(14)
Foreign exchange contracts[3]	(1)	-	-	-	-	(1)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	9	9
	(137)	(21)	29	4	9	(116)
Tax impact
Income tax on amounts retained in AOCI	29	3	-	(5)	-	27
Income tax on amounts reclassified to earnings	-	-	-	-	(2)	(2)
	29	3	-	(5)	(2)	25
Balance at June 30, 2012	(584)	443	(1,138)	(29)	(279)	(1,587)

1            Reported within Interest expense in the Consolidated Statements of Earnings.

2            Reported within Commodity costs in the Consolidated Statements of Earnings.

3           Reported within Other income in the Consolidated Statements of Earnings.

4            These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.